Capital Management (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital Measures, Risk-Weighted Assets and Leverage Exposures

(Canadian $ in millions, except as noted)	2019	2018
Common Equity Tier 1 Capital	36,071	32,721
Tier 1 Capital	41,201	37,220
Total Capital	48,340	44,116
Common Equity Tier 1 Capital Risk-Weighted Assets	317,029	289,237
Tier 1 Capital Risk-Weighted Assets	317,029	289,420
Total Capital Risk-Weighted Assets	317,029	289,604
Leverage Exposures	956,493	876,106
Common Equity Tier 1 Capital Ratio	11.4%	11.3%
Tier 1 Capital Ratio	13.0%	12.9%
Total Capital Ratio	15.2%	15.2%
Leverage Ratio	4.3%	4.2%